Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Changes in the carrying amount of goodwill are as follows:

	December 31,
	2023	2022
Balance, beginning of year	$2,958	$3,121
Impact of foreign exchange changes	108	(163)
Balance, end of year	$3,066	$2,958